Income Taxes - Changes in Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance as of beginning of the year	$ 90,010	$ 83,218
Increases to valuation allowance during the year	22,136	6,792
Valuation allowance as of end of year	$ 112,146	$ 90,010